Revenue from Service Contracts - Summary of Revenue from Service Contracts by Service Lines and Reporting Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 11,132	$ 10,591
Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	298	332
Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,696	1,346
Asia [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37	37
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,336	1,013
Canada [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	126	144
U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,824	2,711
U.S. [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128	143
Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,701	7,729
Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,897	3,508
Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,723	3,285
Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,081	936
Other revenue [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	755	649
Other revenue [member] | Asia [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	217	223
Other revenue [member] | Asia [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	287	239
Other revenue [member] | Asia [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	251	187
Other revenue [member] | Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,168	1,032
Other revenue [member] | Canada [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	230	202
Other revenue [member] | Canada [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	918	814
Other revenue [member] | Canada [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20	16
Other revenue [member] | U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	576	596
Other revenue [member] | U.S. [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	499	514
Other revenue [member] | U.S. [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12	15
Other revenue [member] | U.S. [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65	67
Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,431	2,862
Revenue from non-service lines [Member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	941	697
Revenue from non-service lines [Member] | Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	168	(19)
Revenue from non-service lines [Member] | U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,248	2,115
Global wealth and asset management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,513	5,710
Global wealth and asset management [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,514	5,703
Global wealth and asset management [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,198	2,770
Global wealth and asset management [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,517	2,215
Global wealth and asset management [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	799	718
Global wealth and asset management [member] | Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(1)	7
Corporate and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(237)	(189)
Corporate and other [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7	8
Corporate and other [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(312)	(251)
Corporate and other [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(247)	(201)
Corporate and other [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(11)	2
Corporate and other [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(54)	(52)
Corporate and other [member] | Revenue from non-service lines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 75	$ 62